Balance Sheet Components - Summary of Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance Sheet Related Disclosures [Abstract]
The remainder of 2016	$ 23
2016		$ 115
2017	19	18
2018	19	18
2019	19	18
2020	19	18
2021	11
Thereafter		13
Thereafter	10
Intangible assets, net	$ 120	$ 200	$ 264